Trade accounts receivables - Summary of Trade Accounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [line items]
Allowance for expected credit losses	R$ (32,463)	R$ (23,656)	R$ (7,745)
Trade receivables	1,797,956	249,417
Current	1,415,850	249,417
Non-current	382,106	0
Trade receivables
Disclosure Of Trade Accounts Receivable [line items]
Loans designated at FVPL	1,646,685	124,661
Accounts receivable from clients	130,059	108,490
Other trade accounts receivable	53,675	39,922
Allowance for expected credit losses	R$ (32,463)	R$ (23,656)